Other current assets (Tables)	12 Months Ended
Jun. 30, 2018
Other current assets [Abstract]
Disclosure Of Other receivables due from third parties [Text Block]
	2017 RMB	2018 RMB
Other receivables due from third parties	1,526	15,182